Offerings	Mar. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value USD0.01 per share
Amount Registered | shares	30,413,630
Proposed Maximum Offering Price per Unit	4.11
Maximum Aggregate Offering Price	$ 125,000,019.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,262.50
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The "Amount Registered" includes 7,500,000 Ordinary Shares issuable upon exercise of the pre-funded Warrants referenced in Note 2. Pursuant to Rule 416 under the Securities Act, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333- 290963, as amended, filed with the Securities and Exchange Commission on October 20, 2025 (as amended, the "Registration Statement"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee Tables" in the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to purchase Ordinary Shares
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	4.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. The "Proposed Maximum Offering Price Per Unit" represents the sum of the Pre-Funded Warrants sales price of $4.1099 and the exercise price of $0.0001 per share of Ordinary Shares issuable pursuant to the Pre-Funded Warrants. Pursuant to Rule 457(g), the entire fee is allocated to the Ordinary Shares underlying the Pre-Funded Warrants. See also Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon the exercise of Class E Warrants
Amount Registered | shares	60,827,260
Proposed Maximum Offering Price per Unit	5.50
Maximum Aggregate Offering Price	$ 334,549,930.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 46,201.35
Offering Note	The registration fee is calculated in accordance with Rule 457(g) under the Securities Act. "Proposed Maximum Offering Price Per Unit" represents the sum of the Class E Warrant exercise price of $5.50 per share of Ordinary Shares.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Class E Warrants to Purchase Ordinary Shares
Amount Registered | shares	60,827,260
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The Class E warrants are being registered for distribution in the same Registration Statement as the Ordinary Shares issuable upon exercise thereof. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the Class E Warrants because the warrants and the underlying securities are being registered together, and the registration fee has been calculated based on the exercise price of the underlying shares ($5.50 per share).